PROPERTY AND EQUIPMENT - Movement in property and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 2,898	$ 2,848
Additions	886	869
Disposals	(28)	(28)
Depreciation charge for the year	(529)	(527)
Divestment and reclassification as held for sale	(81)	(13)
Impairment	(6)	(8)
Impairment reversal	3	14
Transfers	(22)	(17)
Modifications of right-of-use assets	84	29
Translation adjustment	(189)	(269)
Property, plant and equipment including right-of-use assets at end of period	3,016	2,898
Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	6,680
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(3,664)
Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	821	706
Additions	200	318
Disposals	(12)	(28)
Depreciation charge for the year	(155)	(146)
Divestment and reclassification as held for sale	(7)	0
Impairment	(1)	0
Impairment reversal	1	2
Transfers	(10)	0
Modifications of right-of-use assets	84	29
Translation adjustment	(60)	(60)
Property, plant and equipment including right-of-use assets at end of period	861	821
Right-of-use assets | Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	1,370
Right-of-use assets | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(509)
Property and equipment | Telecommunication equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,688	1,698
Additions	82	79
Disposals	(11)	(1)
Depreciation charge for the year	(335)	(349)
Divestment and reclassification as held for sale	(44)	(12)
Impairment	(3)	(3)
Impairment reversal	1	2
Transfers	433	456
Modifications of right-of-use assets	0	0
Translation adjustment	(97)	(182)
Property, plant and equipment including right-of-use assets at end of period	1,714	1,688
Property and equipment | Land, buildings and constructions
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	61	61
Additions	3	3
Disposals	0	0
Depreciation charge for the year	(8)	(6)
Divestment and reclassification as held for sale	0	0
Impairment	0	0
Impairment reversal	0	0
Transfers	22	7
Modifications of right-of-use assets	0	0
Translation adjustment	(6)	(4)
Property, plant and equipment including right-of-use assets at end of period	72	61
Property and equipment | Office and other equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	102	97
Additions	29	31
Disposals	(5)	(3)
Depreciation charge for the year	(31)	(26)
Divestment and reclassification as held for sale	(9)	(1)
Impairment	0	(3)
Impairment reversal	0	0
Transfers	26	12
Modifications of right-of-use assets	0	0
Translation adjustment	(10)	(5)
Property, plant and equipment including right-of-use assets at end of period	102	102
Property and equipment | Equipment not installed and assets under construction
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	226	286
Additions	572	438
Disposals	0
Depreciation charge for the year	0	0
Divestment and reclassification as held for sale	(21)	0
Impairment	(2)	(2)
Impairment reversal	1	10
Transfers	(493)	(492)
Modifications of right-of-use assets	0	0
Translation adjustment	(16)	(18)
Property, plant and equipment including right-of-use assets at end of period	267	226
Property and equipment | Equipment not installed and assets under construction, netting
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Disposals		$ 4
Property and equipment | Cost | Telecommunication equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	4,508
Property and equipment | Cost | Land, buildings and constructions
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	163
Property and equipment | Cost | Office and other equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	359
Property and equipment | Cost | Equipment not installed and assets under construction
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	280
Property and equipment | Accumulated depreciation and impairment | Telecommunication equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(2,794)
Property and equipment | Accumulated depreciation and impairment | Land, buildings and constructions
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(91)
Property and equipment | Accumulated depreciation and impairment | Office and other equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	(257)
Property and equipment | Accumulated depreciation and impairment | Equipment not installed and assets under construction
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	$ (13)